UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Corporate Income Fund
Class A / LIIAX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Corporate Income Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 89	0.86%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security Selection
| Security selection contributed to the Fund’s relative performance during the period, particularly a position in a semiconductor manufacturing company.
Allocations
| Industry allocation was also additive to relative Fund performance. Most notably, allocations to the aerospace and defense sector were most positive for Fund returns.
Top Performance Detractors
Credit
| The Fund, on average, was marginally overweight credit beta in investment grade while underweight credit beta in high yield versus the benchmark. With lower-rated credits outperforming and the portfolio’s underweight to high yield, credit allocation marginally detracted from performance.
Allocations
| Overweights in the health care, independent energy and pharmaceutical sectors detracted from performance.
Security Selection
| Detractors during the period included a global beverage company as well as a large media company.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	7.12	0.80	2.49
Class A (including sales charges)	2.04	(0.17)	1.99
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	7.76	1.35	2.85
Bloomberg U.S. Corporate Bond Index	7.60	0.47	2.50
Bloomberg U.S. Aggregate Bond Index (a)	8.02	(0.67)	1.54
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,764,931,337
Total number of portfolio holdings	688
Management services fees (represents 0.49% of Fund average net assets)	$ 8,813,831
Portfolio turnover for the reporting period	90%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Principal Life Global Funding II 11/27/2029 4.950%	2.1%
NiSource, Inc. 02/15/2031 1.700%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.8%
Bank of America Corp. 10/24/2031 1.922%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
BAE Systems PLC 02/15/2031 1.900%	1.5%
Citigroup, Inc. 01/25/2033 3.057%	1.4%
U.S. Treasury 08/15/2043 4.375%	1.4%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.2%
ERAC USA Finance LLC 05/01/2028 4.600%	1.2%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Corporate Income Fund | Class A

|

ASR136_01_(06/25)

Columbia Corporate Income Fund
Institutional Class / SRINX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Corporate Income Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 63	0.61%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security Selection
| Security selection contributed to the Fund’s relative performance during the period, particularly a position in a semiconductor manufacturing company.
Allocations
| Industry allocation was also additive to relative Fund performance. Most notably, allocations to the aerospace and defense sector were most positive for Fund returns.
Top Performance Detractors
Credit
| The Fund, on average, was marginally overweight credit beta in investment grade while underweight credit beta in high yield versus the benchmark. With lower-rated credits outperforming and the portfolio’s underweight to high yield, credit allocation marginally detracted from performance.
Allocations
| Overweights in the health care, independent energy and pharmaceutical sectors detracted from performance.
Security Selection
| Detractors during the period included a global beverage company as well as a large media company.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.39	1.05	2.75
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	7.76	1.35	2.85
Bloomberg U.S. Corporate Bond Index	7.60	0.47	2.50
Bloomberg U.S. Aggregate Bond Index (a)	8.02	(0.67)	1.54
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,764,931,337
Total number of portfolio holdings	688
Management services fees (represents 0.49% of Fund average net assets)	$ 8,813,831
Portfolio turnover for the reporting period	90%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Principal Life Global Funding II 11/27/2029 4.950%	2.1%
NiSource, Inc. 02/15/2031 1.700%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.8%
Bank of America Corp. 10/24/2031 1.922%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
BAE Systems PLC 02/15/2031 1.900%	1.5%
Citigroup, Inc. 01/25/2033 3.057%	1.4%
U.S. Treasury 08/15/2043 4.375%	1.4%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.2%
ERAC USA Finance LLC 05/01/2028 4.600%	1.2%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Corporate Income Fund | Institutional Class

|

ASR136_08_(06/25)

Columbia Corporate Income Fund
Institutional 2 Class / CPIRX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Corporate Income Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 50	0.48%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security Selection
| Security selection contributed to the Fund’s relative performance during the period, particularly a position in a semiconductor manufacturing company.
Allocations
| Industry allocation was also additive to relative Fund performance. Most notably, allocations to the aerospace and defense sector were most positive for Fund returns.
Top Performance Detractors
Credit
| The Fund, on average, was marginally overweight credit beta in investment grade while underweight credit beta in high yield versus the benchmark. With lower-rated credits outperforming and the portfolio’s underweight to high yield, credit allocation marginally detracted from performance.
Allocations
| Overweights in the health care, independent energy and pharmaceutical sectors detracted from performance.
Security Selection
| Detractors during the period included a global beverage company as well as a large media company.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.53	1.18	2.87
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	7.76	1.35	2.85
Bloomberg U.S. Corporate Bond Index	7.60	0.47	2.50
Bloomberg U.S. Aggregate Bond Index (a)	8.02	(0.67)	1.54
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,764,931,337
Total number of portfolio holdings	688
Management services fees (represents 0.49% of Fund average net assets)	$ 8,813,831
Portfolio turnover for the reporting period	90%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Principal Life Global Funding II 11/27/2029 4.950%	2.1%
NiSource, Inc. 02/15/2031 1.700%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.8%
Bank of America Corp. 10/24/2031 1.922%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
BAE Systems PLC 02/15/2031 1.900%	1.5%
Citigroup, Inc. 01/25/2033 3.057%	1.4%
U.S. Treasury 08/15/2043 4.375%	1.4%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.2%
ERAC USA Finance LLC 05/01/2028 4.600%	1.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Corporate Income Fund | Institutional 2 Class

|

ASR136_15_(06/25)

Columbia Corporate Income Fund
Institutional 3 Class / CRIYX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Corporate Income Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 46	0.44%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security Selection
| Security selection contributed to the Fund’s relative performance during the period, particularly a position in a semiconductor manufacturing company.
Allocations
| Industry allocation was also additive to relative Fund performance. Most notably, allocations to the aerospace and defense sector were most positive for Fund returns.
Top Performance Detractors
Credit
| The Fund, on average, was marginally overweight credit beta in investment grade while underweight credit beta in high yield versus the benchmark. With lower-rated credits outperforming and the portfolio’s underweight to high yield, credit allocation marginally detracted from performance.
Allocations
| Overweights in the health care, independent energy and pharmaceutical sectors detracted from performance.
Security Selection
| Detractors during the period included a global beverage company as well as a large media company.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	7.45	1.21	2.90
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	7.76	1.35	2.85
Bloomberg U.S. Corporate Bond Index	7.60	0.47	2.50
Bloomberg U.S. Aggregate Bond Index (a)	8.02	(0.67)	1.54
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,764,931,337
Total number of portfolio holdings	688
Management services fees (represents 0.49% of Fund average net assets)	$ 8,813,831
Portfolio turnover for the reporting period	90%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Principal Life Global Funding II 11/27/2029 4.950%	2.1%
NiSource, Inc. 02/15/2031 1.700%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.8%
Bank of America Corp. 10/24/2031 1.922%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
BAE Systems PLC 02/15/2031 1.900%	1.5%
Citigroup, Inc. 01/25/2033 3.057%	1.4%
U.S. Treasury 08/15/2043 4.375%	1.4%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.2%
ERAC USA Finance LLC 05/01/2028 4.600%	1.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Corporate Income Fund | Institutional 3 Class

|

ASR136_17_(06/25)

Columbia Corporate Income Fund
Class S / SRIJX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Corporate Income Fund (the Fund) for the period of October 2, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 35 (a)	0.61% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security Selection
| Security selection contributed to the Fund’s relative performance during the period, particularly a position in a semiconductor manufacturing company.
Allocations
| Industry allocation was also additive to relative Fund performance. Most notably, allocations to the aerospace and defense sector were most positive for Fund returns.
Top Performance Detractors
Credit
| The Fund, on average, was marginally overweight credit beta in investment grade while underweight credit beta in high yield versus the benchmark. With lower-rated credits outperforming and the portfolio’s underweight to high yield, credit allocation marginally detracted from performance.
Allocations
| Overweights in the health care, independent energy and pharmaceutical sectors detracted from performance.
Security Selection
| Detractors during the period included a global beverage company as well as a large media company.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	7.38	1.05	2.75
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	7.76	1.35	2.85
Bloomberg U.S. Corporate Bond Index	7.60	0.47	2.50
Bloomberg U.S. Aggregate Bond Index (b)	8.02	(0.67)	1.54
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,764,931,337
Total number of portfolio holdings	688
Management services fees (represents 0.49% of Fund average net assets)	$ 8,813,831
Portfolio turnover for the reporting period	90%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Principal Life Global Funding II 11/27/2029 4.950%	2.1%
NiSource, Inc. 02/15/2031 1.700%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.8%
Bank of America Corp. 10/24/2031 1.922%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
BAE Systems PLC 02/15/2031 1.900%	1.5%
Citigroup, Inc. 01/25/2033 3.057%	1.4%
U.S. Treasury 08/15/2043 4.375%	1.4%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.2%
ERAC USA Finance LLC 05/01/2028 4.600%	1.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Corporate Income Fund | Class S

|

ASR136_16_(06/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
Audit fees (a)	31,590	30,993	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	13,795	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Corporate Income Fund
Annual Financial Statements and Additional Information
April 30, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Corporate Income Fund | 2025

Portfolio of Investments
April 30, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Mr. Cooper Group, Inc.(a)	1,782	212,076
Total Financials		212,076
Total Common Stocks (Cost $1,077,469)		212,076

Corporate Bonds & Notes 91.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 4.8%
Axon Enterprise, Inc.(b)
03/15/2030	6.125%	133,000	135,656
03/15/2033	6.250%	111,000	113,270
BAE Systems PLC(b)
03/26/2029	5.125%	2,015,000	2,057,388
02/15/2031	1.900%	29,890,000	25,646,671
Boeing Co. (The)
08/01/2059	3.950%	15,172,000	10,093,593
05/01/2060	5.930%	2,820,000	2,612,175
Bombardier, Inc.(b)
04/15/2027	7.875%	68,000	68,123
07/01/2031	7.250%	147,000	150,737
L3Harris Technologies, Inc.
07/31/2033	5.400%	4,690,000	4,755,497
06/01/2034	5.350%	1,420,000	1,433,848
Lockheed Martin Corp.
11/15/2054	5.700%	8,000,000	7,981,304
Moog, Inc.(b)
12/15/2027	4.250%	139,000	134,258
Northrop Grumman Corp.
06/01/2054	5.200%	11,825,000	10,841,387
Raytheon Technologies Corp.
03/15/2032	2.375%	16,866,000	14,469,090
Spirit AeroSystems, Inc.(b)
11/30/2029	9.375%	325,000	346,600
11/15/2030	9.750%	389,000	431,125
TransDigm, Inc.(b)
08/15/2028	6.750%	567,000	578,281
03/01/2029	6.375%	1,180,000	1,203,057
03/01/2032	6.625%	2,056,000	2,106,085
Total			85,158,145
Airlines 0.2%
American Airlines, Inc.(b)
05/15/2029	8.500%	485,000	494,127
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	774,069	769,269
04/20/2029	5.750%	745,155	722,212
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	655,868	664,114
Total			2,649,722
Automotive 0.4%
Adient Global Holdings Ltd.(b)
02/15/2033	7.500%	312,000	295,659
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	438,000	384,275
Clarios Global LP/US Finance Co.(b)
02/15/2030	6.750%	652,000	663,622
Ford Motor Credit Co. LLC
06/16/2025	5.125%	256,000	255,759
08/04/2025	4.134%	828,000	823,163
11/13/2025	3.375%	610,000	602,377
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	501,000	476,762
IHO Verwaltungs GmbH(b),(c)
11/15/2030	7.750%	342,000	331,893
11/15/2032	8.000%	791,000	756,003
KAR Auction Services, Inc.(b)
06/01/2025	5.125%	110,000	109,665
Panther BF Aggregator 2 LP/Finance Co., Inc.(b)
05/15/2026	6.250%	26,000	25,997
ZF North America Capital, Inc.(b)
04/14/2030	7.125%	333,000	307,217
04/23/2032	6.875%	1,371,000	1,203,701
Total			6,236,093
Banking 16.4%
Ally Financial, Inc.(d)
Subordinated
01/17/2040	6.646%	385,000	366,333
Bank of America Corp.(d)
10/24/2031	1.922%	34,690,000	29,909,998
07/21/2032	2.299%	918,000	788,998
10/20/2032	2.572%	10,243,000	8,899,243
02/04/2033	2.972%	11,010,000	9,681,313
Subordinated
09/21/2036	2.482%	4,644,000	3,868,768
Citigroup, Inc.(d)
06/03/2031	2.572%	21,744,000	19,465,402
01/25/2033	3.057%	28,446,000	25,000,286
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(d)
07/21/2032	2.383%	5,456,000	4,691,305
11/19/2045	5.561%	11,332,000	10,904,781
HSBC Holdings PLC(d)
11/19/2030	5.286%	4,766,000	4,839,828
05/24/2032	2.804%	11,340,000	9,983,516
11/22/2032	2.871%	1,328,000	1,161,308
03/03/2036	5.450%	6,519,000	6,473,804
JPMorgan Chase & Co.(d)
07/22/2030	4.995%	21,689,000	22,007,552
10/22/2030	4.603%	3,191,000	3,185,782
01/24/2031	5.140%	16,539,000	16,866,568
04/22/2031	5.103%	5,517,000	5,619,208
04/22/2036	5.572%	6,350,000	6,492,397
Morgan Stanley(d)
01/18/2036	5.587%	3,227,000	3,274,587
04/17/2036	5.664%	11,488,000	11,734,403
Subordinated
09/16/2036	2.484%	16,249,000	13,532,686
PNC Financial Services Group, Inc. (The)(d)
01/29/2036	5.575%	4,200,000	4,246,801
Royal Bank of Canada(d)
10/18/2030	4.650%	10,321,000	10,305,971
02/04/2031	5.153%	11,181,000	11,378,264
05/02/2031	4.970%	3,925,000	3,967,795
US Bancorp(d)
06/12/2034	5.836%	4,671,000	4,820,116
02/12/2036	5.424%	10,341,000	10,370,571
Washington Mutual Bank(e),(f),(g)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.(d)
01/24/2031	5.244%	2,682,000	2,736,841
07/25/2034	5.557%	16,489,000	16,708,364
04/04/2051	5.013%	7,196,000	6,320,041
Total			289,612,355
Brokerage/Asset Managers/Exchanges 0.3%
AG Issuer LLC(b)
03/01/2028	6.250%	780,000	768,333
AG TTMT Escrow Issuer LLC(b)
09/30/2027	8.625%	731,000	752,109
Aretec Escrow Issuer 2, Inc.(b)
08/15/2030	10.000%	855,000	921,594
Aretec Escrow Issuer, Inc.(b)
04/01/2029	7.500%	920,000	895,882
Focus Financial Partners LLC(b)
09/15/2031	6.750%	597,000	600,266
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hightower Holding LLC(b)
04/15/2029	6.750%	610,000	582,789
01/31/2030	9.125%	1,022,000	1,045,350
Total			5,566,323
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(b)
01/15/2028	4.000%	455,000	439,658
James Hardie International Finance DAC(b)
01/15/2028	5.000%	681,000	662,880
Masterbrand, Inc.(b)
07/15/2032	7.000%	137,000	137,312
Quikrete Holdings, Inc.(b)
03/01/2032	6.375%	1,006,000	1,012,753
03/01/2033	6.750%	761,000	763,904
QXO Building Products, Inc.(b)
04/30/2032	6.750%	572,000	573,520
Standard Building Solutions, Inc.(b)
08/15/2032	6.500%	203,000	205,648
White Cap Buyer LLC(b)
10/15/2028	6.875%	1,434,000	1,393,511
Total			5,189,186
Cable and Satellite 2.7%
CCO Holdings LLC/Capital Corp.(b)
05/01/2027	5.125%	163,000	160,706
03/01/2030	4.750%	1,508,000	1,425,000
08/15/2030	4.500%	876,000	813,755
02/01/2031	4.250%	719,000	650,013
03/01/2031	7.375%	304,000	312,716
02/01/2032	4.750%	93,000	84,273
01/15/2034	4.250%	884,000	743,832
Charter Communications Operating LLC
06/30/2062	3.950%	3,746,000	2,248,280
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	13,738,000	11,137,194
Comcast Corp.
05/15/2053	5.350%	12,495,000	11,463,297
11/01/2056	2.937%	8,950,000	5,207,525
CSC Holdings LLC(b)
02/01/2028	5.375%	794,000	693,774
01/31/2029	11.750%	273,000	257,754
01/15/2030	5.750%	703,000	352,501
12/01/2030	4.125%	423,000	289,777
12/01/2030	4.625%	533,000	246,565
02/15/2031	3.375%	534,000	356,689
DISH DBS Corp.
07/01/2026	7.750%	298,000	259,623
07/01/2028	7.375%	148,000	100,007
06/01/2029	5.125%	235,000	146,513
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.(b)
12/01/2028	5.750%	538,000	452,121
DISH Network Corp.(b)
11/15/2027	11.750%	1,413,000	1,484,489
EchoStar Corp.
11/30/2029	10.750%	1,154,250	1,220,266
EchoStar Corp.(c)
11/30/2030	6.750%	687,438	639,451
NBCUniversal Media LLC
01/15/2043	4.450%	1,810,000	1,537,735
Sirius XM Radio, Inc.(b)
09/01/2026	3.125%	1,933,000	1,881,997
07/15/2028	4.000%	641,000	603,785
07/01/2030	4.125%	1,048,000	937,494
Virgin Media Finance PLC(b)
07/15/2030	5.000%	717,000	628,142
Virgin Media Secured Finance PLC(b)
05/15/2029	5.500%	178,000	171,445
VZ Secured Financing BV(b)
01/15/2032	5.000%	1,301,000	1,134,712
Ziggo BV(b)
01/15/2030	4.875%	485,000	445,456
Total			48,086,887
Chemicals 1.0%
Ashland LLC(b)
09/01/2031	3.375%	1,084,000	940,981
Avient Corp.(b)
08/01/2030	7.125%	237,000	240,980
11/01/2031	6.250%	98,000	96,869
Axalta Coating Systems LLC(b)
02/15/2029	3.375%	650,000	602,798
Axalta Coating Systems LLC/Dutch Holding B BV(b)
06/15/2027	4.750%	265,000	261,771
Celanese US Holdings LLC
04/15/2030	6.500%	174,000	169,890
07/15/2032	6.629%	221,000	217,257
04/15/2033	6.750%	990,000	928,433
11/15/2033	6.950%	491,000	492,119
Cheever Escrow Issuer LLC(b)
10/01/2027	7.125%	533,000	534,336
Element Solutions, Inc.(b)
09/01/2028	3.875%	565,000	534,914
HB Fuller Co.
10/15/2028	4.250%	818,000	773,712
Herens Holdco Sarl(b)
05/15/2028	4.750%	514,000	447,498
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Illuminate Buyer LLC/Holdings IV, Inc.(b)
07/01/2028	9.000%	376,000	376,098
INEOS Finance PLC(b)
04/15/2029	7.500%	1,243,000	1,168,600
INEOS Quattro Finance 2 PLC(b)
03/15/2029	9.625%	1,333,000	1,282,607
Ingevity Corp.(b)
11/01/2028	3.875%	311,000	287,850
Innophos Holdings, Inc.(b)
06/15/2029	11.500%	993,125	1,003,056
Olympus Water US Holding Corp.(b)
10/01/2028	4.250%	522,000	482,157
11/15/2028	9.750%	721,000	753,523
10/01/2029	6.250%	733,000	674,349
06/15/2031	7.250%	974,000	975,633
SPCM SA(b)
03/15/2027	3.125%	46,000	43,794
Tronox, Inc.(b)
03/15/2029	4.625%	140,000	113,738
WR Grace Holdings LLC(b)
06/15/2027	4.875%	2,541,000	2,464,460
08/15/2029	5.625%	1,861,000	1,649,763
03/01/2031	7.375%	158,000	158,731
Total			17,675,917
Construction Machinery 0.1%
Herc Holdings, Inc.(b)
06/15/2029	6.625%	418,000	412,905
Ritchie Bros Holdings, Inc.(b)
03/15/2028	6.750%	125,000	127,523
03/15/2031	7.750%	292,000	306,323
United Rentals North America, Inc.
05/15/2027	5.500%	49,000	48,961
02/15/2031	3.875%	181,000	165,518
01/15/2032	3.750%	211,000	187,566
Total			1,248,796
Consumer Cyclical Services 0.2%
Arches Buyer, Inc.(b)
06/01/2028	4.250%	763,000	718,134
12/01/2028	6.125%	1,185,000	1,062,994
Garda World Security Corp.(b)
08/01/2032	8.250%	275,000	270,909
Match Group Holdings II LLC(b)
10/01/2031	3.625%	620,000	530,469
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(b)
06/01/2028	4.625%	192,000	184,763
02/15/2029	5.625%	135,000	132,355
08/01/2030	4.125%	782,000	707,041
Total			3,606,665
Consumer Products 0.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(b)
10/15/2029	9.500%	1,165,000	1,002,621
Newell Brands, Inc.
09/15/2027	6.375%	169,000	165,351
05/15/2030	6.375%	341,000	310,604
05/15/2032	6.625%	710,000	636,960
Opal Bidco SAS(b)
03/31/2032	6.500%	516,000	516,592
Prestige Brands, Inc.(b)
01/15/2028	5.125%	509,000	504,329
04/01/2031	3.750%	237,000	214,076
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	150,000	131,438
02/01/2032	4.375%	237,000	207,315
Total			3,689,286
Diversified Manufacturing 1.3%
Amsted Industries, Inc.(b)
03/15/2033	6.375%	136,000	136,859
Carrier Global Corp.
02/15/2030	2.722%	15,000,000	13,853,584
Chart Industries, Inc.(b)
01/01/2030	7.500%	282,000	293,086
Emerald Debt Merger Sub LLC(b)
12/15/2030	6.625%	1,640,000	1,664,788
EMRLD Borrower LP/Co-Issuer, Inc.(b)
07/15/2031	6.750%	377,000	384,757
Esab Corp.(b)
04/15/2029	6.250%	266,000	269,624
Gates Corp. (The)(b)
07/01/2029	6.875%	259,000	263,200
Madison IAQ LLC(b)
06/30/2028	4.125%	383,000	365,820
06/30/2029	5.875%	990,000	935,763
Resideo Funding, Inc.(b)
09/01/2029	4.000%	422,000	388,589
07/15/2032	6.500%	307,000	304,264
Vertical Holdco GmbH(b)
07/15/2028	7.625%	960,000	963,127
Vertical US Newco, Inc.(b)
07/15/2027	5.250%	449,000	441,576
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wesco Distribution, Inc.(b)
03/15/2033	6.375%	284,000	287,737
WESCO Distribution, Inc.(b)
06/15/2028	7.250%	945,000	957,321
03/15/2029	6.375%	496,000	503,236
03/15/2032	6.625%	638,000	651,541
Total			22,664,872
Electric 10.4%
AEP Texas, Inc.
06/01/2033	5.400%	4,773,000	4,778,459
01/15/2050	3.450%	11,000,000	7,399,127
Alpha Generation LLC(b)
10/15/2032	6.750%	355,000	362,314
American Transmission Systems, Inc.(b)
01/15/2032	2.650%	6,869,000	5,966,257
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(b)
02/15/2032	6.375%	562,000	552,066
CenterPoint Energy, Inc.
08/10/2026	5.250%	16,125,000	16,268,615
Clearway Energy Operating LLC(b)
03/15/2028	4.750%	1,218,000	1,189,000
02/15/2031	3.750%	1,052,000	937,569
01/15/2032	3.750%	125,000	108,412
Commonwealth Edison Co.
03/01/2030	2.200%	2,237,000	2,020,435
Dominion Energy, Inc.
03/15/2035	5.450%	1,237,000	1,232,352
DTE Electric Co.
03/01/2034	5.200%	8,410,000	8,516,382
DTE Energy Co.
06/15/2029	3.400%	2,351,000	2,239,802
Duke Energy Carolinas LLC
01/15/2054	5.400%	7,250,000	6,909,453
Duke Energy Indiana LLC
04/01/2053	5.400%	7,710,000	7,200,802
Edison International
11/15/2028	5.250%	7,836,000	7,769,476
Entergy Louisiana LLC
03/15/2055	5.800%	2,805,000	2,762,646
Eversource Energy
08/15/2030	1.650%	19,336,000	16,524,682
Exelon Corp.
03/15/2052	4.100%	2,993,000	2,252,782
03/15/2053	5.600%	6,463,000	6,070,653
FirstEnergy Corp.
03/01/2050	3.400%	2,000,000	1,322,846
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Transmission LLC
01/15/2035	5.000%	2,932,000	2,891,379
Jersey Central Power & Light Co.(b)
01/15/2035	5.100%	7,942,000	7,837,283
Leeward Renewable Energy Operations LLC(b)
07/01/2029	4.250%	130,000	113,786
Long Ridge Energy LLC(b)
02/15/2032	8.750%	951,000	907,140
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%	10,450,000	10,534,390
03/15/2054	5.550%	4,762,000	4,448,245
NextEra Energy Operating Partners LP(b)
10/15/2026	3.875%	154,000	148,560
09/15/2027	4.500%	983,000	929,799
01/15/2029	7.250%	809,000	801,897
NRG Energy, Inc.
01/15/2028	5.750%	7,000	7,021
NRG Energy, Inc.(b)
06/15/2029	5.250%	1,171,000	1,156,903
07/15/2029	5.750%	132,000	131,468
02/01/2033	6.000%	332,000	328,446
11/01/2034	6.250%	252,000	251,484
Oncor Electric Delivery Co. LLC
11/01/2029	4.650%	10,702,000	10,802,062
06/15/2054	5.550%	6,594,000	6,298,126
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,385,000	8,427,946
PG&E Corp.
07/01/2030	5.250%	398,000	383,508
PG&E Corp.(d)
03/15/2055	7.375%	355,000	345,954
TerraForm Power Operating LLC(b)
01/15/2030	4.750%	1,038,000	976,771
Virginia Electric and Power Co.
01/15/2034	5.000%	7,866,000	7,743,549
Vistra Operations Co. LLC(b)
09/01/2026	5.500%	159,000	158,476
02/15/2027	5.625%	408,000	407,623
07/31/2027	5.000%	252,000	249,860
05/01/2029	4.375%	310,000	298,229
10/15/2031	7.750%	1,111,000	1,175,051
04/15/2032	6.875%	344,000	356,578
WEC Energy Group, Inc.
10/15/2030	1.800%	4,192,000	3,633,092
Xcel Energy, Inc.
11/15/2031	2.350%	8,443,000	7,189,982
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
XPLR Infrastructure Operating Partners LP(b)
01/15/2031	8.375%	460,000	461,803
03/15/2033	8.625%	1,020,000	1,019,499
Total			182,800,040
Environmental 0.1%
Clean Harbors, Inc.(b)
02/01/2031	6.375%	90,000	91,411
GFL Environmental, Inc.(b)
08/01/2028	4.000%	320,000	304,983
06/15/2029	4.750%	509,000	493,146
01/15/2031	6.750%	298,000	310,317
Waste Pro USA, Inc.(b)
02/01/2033	7.000%	787,000	804,952
Total			2,004,809
Finance Companies 0.6%
GGAM Finance Ltd.(b)
02/15/2027	8.000%	555,000	569,410
04/15/2029	6.875%	368,000	375,958
03/15/2030	5.875%	573,000	569,117
Navient Corp.
06/15/2026	6.750%	475,000	479,361
03/15/2029	5.500%	843,000	798,579
03/15/2031	11.500%	343,000	382,457
08/01/2033	5.625%	680,000	582,585
OneMain Finance Corp.
05/15/2029	6.625%	909,000	912,603
03/15/2030	7.875%	386,000	399,194
09/15/2030	4.000%	638,000	565,156
05/15/2031	7.500%	451,000	457,824
11/15/2031	7.125%	198,000	198,835
03/15/2032	6.750%	543,000	532,490
Provident Funding Associates LP/PFG Finance Corp.(b)
09/15/2029	9.750%	1,172,000	1,203,935
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
10/15/2033	4.000%	2,090,000	1,807,973
Springleaf Finance Corp.
11/15/2029	5.375%	35,000	33,449
United Wholesale Mortgage LLC(b)
11/15/2025	5.500%	412,000	410,078
06/15/2027	5.750%	244,000	240,704
04/15/2029	5.500%	270,000	261,818
UWM Holdings LLC(b)
02/01/2030	6.625%	693,000	686,677
Total			11,468,203
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 4.7%
Bacardi Ltd.(b)
07/15/2026	2.750%	857,000	837,767
05/15/2028	4.700%	4,192,000	4,190,695
05/15/2048	5.300%	7,056,000	5,963,993
Bacardi Ltd./Bacardi-Martini BV(b)
06/15/2033	5.400%	29,320,000	28,455,998
Campbell Soup Co.
03/23/2035	4.750%	6,139,000	5,870,100
Campbell’s Co. (The)
10/13/2054	5.250%	4,606,000	4,132,295
Chobani Holdco II LLC(b),(c)
10/01/2029	8.750%	1,081,286	1,146,274
Chobani LLC/Finance Corp., Inc.(b)
07/01/2029	7.625%	194,000	203,518
Constellation Brands, Inc.
08/01/2029	3.150%	4,729,000	4,449,142
05/01/2033	4.900%	5,922,000	5,773,589
Darling Ingredients, Inc.(b)
06/15/2030	6.000%	552,000	550,483
Kraft Heinz Foods Co.
06/01/2026	3.000%	12,937,000	12,738,170
Mondelez International, Inc.
03/17/2027	2.625%	3,780,000	3,664,418
Performance Food Group, Inc.(b)
09/15/2032	6.125%	264,000	264,978
Post Holdings, Inc.(b)
04/15/2030	4.625%	780,000	736,683
09/15/2031	4.500%	554,000	504,172
02/15/2032	6.250%	435,000	438,779
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	618,000	615,205
04/30/2029	4.375%	309,000	293,115
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%	1,077,000	1,000,656
US Foods, Inc.(b)
09/15/2028	6.875%	303,000	311,060
02/15/2029	4.750%	523,000	508,134
06/01/2030	4.625%	354,000	337,254
01/15/2032	7.250%	282,000	295,286
Total			83,281,764
Gaming 0.6%
Boyd Gaming Corp.
12/01/2027	4.750%	205,000	200,967
Boyd Gaming Corp.(b)
06/15/2031	4.750%	339,000	316,257
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Caesars Entertainment, Inc.(b)
02/15/2030	7.000%	913,000	935,515
02/15/2032	6.500%	147,000	147,809
10/15/2032	6.000%	1,331,000	1,254,706
CDI Escrow Issuer, Inc.(b)
04/01/2030	5.750%	530,000	518,540
Churchill Downs, Inc.(b)
05/01/2031	6.750%	301,000	304,148
Colt Merger Sub, Inc.(b)
07/01/2027	8.125%	18,000	18,048
International Game Technology PLC(b)
04/15/2026	4.125%	1,597,000	1,575,675
Light & Wonder International, Inc.(b)
09/01/2031	7.500%	221,000	227,156
MGM Resorts International
09/15/2029	6.125%	363,000	361,614
Penn National Gaming, Inc.(b)
07/01/2029	4.125%	949,000	833,337
Rivers Enterprise Borrower LLC/Finance Corp.(b)
02/01/2033	6.625%	934,000	923,261
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	1,554,000	1,482,478
Scientific Games International, Inc.(b)
05/15/2028	7.000%	545,000	545,208
11/15/2029	7.250%	323,000	328,797
Wynn Resorts Finance LLC/Capital Corp.(b)
10/01/2029	5.125%	126,000	121,608
03/15/2033	6.250%	148,000	143,199
Total			10,238,323
Health Care 4.6%
Acadia Healthcare Co., Inc.(b)
07/01/2028	5.500%	554,000	542,255
04/15/2029	5.000%	626,000	591,690
03/15/2033	7.375%	478,000	478,565
Avantor Funding, Inc.(b)
07/15/2028	4.625%	914,000	881,562
11/01/2029	3.875%	459,000	423,861
Bausch & Lomb Escrow Corp.(b)
10/01/2028	8.375%	506,000	527,734
Becton Dickinson & Co.
02/08/2029	4.874%	18,188,000	18,360,519
Charles River Laboratories International, Inc.(b)
03/15/2029	3.750%	157,000	143,779
03/15/2031	4.000%	205,000	180,166
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(b)
03/15/2027	5.625%	665,000	648,399
04/15/2029	6.875%	486,000	355,490
05/15/2030	5.250%	1,098,000	937,143
02/15/2031	4.750%	417,000	344,309
01/15/2032	10.875%	225,000	232,389
Cigna Corp.
03/15/2050	3.400%	4,315,000	2,867,210
Concentra Escrow Issuer Corp.(b)
07/15/2032	6.875%	418,000	428,512
CVS Health Corp.
03/25/2038	4.780%	13,440,000	12,121,678
07/20/2045	5.125%	8,270,000	7,159,941
DaVita, Inc.(b)
06/01/2030	4.625%	249,000	231,573
Encompass Health Corp.
02/01/2028	4.500%	520,000	511,350
HCA, Inc.
06/01/2028	5.200%	2,648,000	2,690,145
03/01/2035	5.750%	15,066,000	15,212,934
03/15/2052	4.625%	7,710,000	6,049,215
Indigo Merger Sub, Inc.(b)
07/15/2026	2.875%	200,000	194,441
IQVIA, Inc.(b)
05/15/2030	6.500%	239,000	242,861
LifePoint Health, Inc.(b)
10/15/2030	11.000%	28,000	30,665
Medline Borrower LP/Co-Issuer, Inc.(b)
04/01/2029	6.250%	491,000	494,901
Mozart Debt Merger Sub, Inc.(b)
04/01/2029	3.875%	661,000	616,597
10/01/2029	5.250%	1,506,000	1,431,028
Select Medical Corp.(b)
12/01/2032	6.250%	731,000	725,896
Star Parent, Inc.(b)
10/01/2030	9.000%	1,576,000	1,594,464
Surgery Center Holdings, Inc.(b)
04/15/2032	7.250%	967,000	964,732
Tenet Healthcare Corp.
02/01/2027	6.250%	394,000	393,781
11/01/2027	5.125%	1,793,000	1,778,548
10/01/2028	6.125%	441,000	440,022
05/15/2031	6.750%	758,000	777,193
Total			81,605,548
Healthcare Insurance 2.2%
Centene Corp.
10/15/2030	3.000%	16,581,000	14,554,213
03/01/2031	2.500%	7,322,000	6,212,306
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
07/15/2044	5.500%	14,814,000	14,319,686
04/15/2054	5.375%	4,386,000	4,068,449
Total			39,154,654
Home Construction 0.0%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	171,000	165,798
04/01/2029	4.750%	65,000	61,242
Taylor Morrison Communities, Inc.(b)
01/15/2028	5.750%	193,000	193,170
08/01/2030	5.125%	355,000	344,003
Total			764,213
Independent Energy 2.2%
APA Corp.(b)
02/15/2055	6.750%	7,540,000	6,640,926
Baytex Energy Corp.(b)
04/30/2030	8.500%	157,000	145,880
03/15/2032	7.375%	921,000	794,157
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	4,820,463
Civitas Resources, Inc.(b)
07/01/2028	8.375%	184,000	180,769
11/01/2030	8.625%	301,000	290,759
07/01/2031	8.750%	430,000	408,387
CNX Resources Corp.(b)
01/15/2029	6.000%	550,000	532,639
01/15/2031	7.375%	212,000	212,234
03/01/2032	7.250%	429,000	428,923
Colgate Energy Partners III LLC(b)
07/01/2029	5.875%	1,485,000	1,450,677
Comstock Resources, Inc.(b)
03/01/2029	6.750%	249,000	237,691
01/15/2030	5.875%	83,000	75,209
CrownRock LP/Finance, Inc.(b)
05/01/2029	5.000%	153,000	155,455
Diamondback Energy, Inc.
04/18/2064	5.900%	4,205,000	3,745,554
EQT Corp.(b)
01/15/2029	4.500%	308,000	298,577
Hilcorp Energy I LP/Finance Co.(b)
02/01/2029	5.750%	774,000	723,709
04/15/2030	6.000%	239,000	218,405
04/15/2032	6.250%	374,000	325,793
11/01/2033	8.375%	378,000	359,812
02/15/2035	7.250%	1,020,000	890,401
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Matador Resources Co.(b)
04/15/2028	6.875%	297,000	295,333
04/15/2032	6.500%	993,000	956,082
04/15/2033	6.250%	363,000	341,036
Occidental Petroleum Corp.
10/01/2054	6.050%	13,408,000	11,555,789
Permian Resources Operating LLC(b)
01/15/2032	7.000%	786,000	792,113
02/01/2033	6.250%	340,000	332,267
SM Energy Co.
07/15/2028	6.500%	265,000	253,980
SM Energy Co.(b)
08/01/2029	6.750%	336,000	314,086
08/01/2032	7.000%	630,000	580,913
Total			38,358,019
Integrated Energy 1.0%
BP Capital Markets America, Inc.
03/17/2052	3.001%	13,561,000	8,332,962
Cenovus Energy, Inc.
02/15/2052	3.750%	5,913,000	3,853,144
TotalEnergies Capital SA
09/10/2064	5.425%	5,690,000	5,196,634
Total			17,382,740
Leisure 0.6%
Boyne USA, Inc.(b)
05/15/2029	4.750%	418,000	397,947
Carnival Corp.(b)
08/01/2028	4.000%	740,000	706,486
08/15/2029	7.000%	212,000	221,283
03/15/2030	5.750%	642,000	638,335
02/15/2033	6.125%	610,000	604,498
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	472,000	474,382
Cinemark USA, Inc.(b)
07/15/2028	5.250%	265,000	260,500
08/01/2032	7.000%	684,000	699,656
Live Nation Entertainment, Inc.(b)
05/15/2027	6.500%	258,000	260,964
10/15/2027	4.750%	398,000	389,679
NCL Corp., Ltd.(b)
03/15/2026	5.875%	32,000	31,850
02/01/2032	6.750%	622,000	607,274
Royal Caribbean Cruises Ltd.(b)
07/01/2026	4.250%	292,000	287,737
08/31/2026	5.500%	426,000	426,542
09/30/2031	5.625%	512,000	508,475
03/15/2032	6.250%	223,000	226,461
02/01/2033	6.000%	663,000	664,821
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Entertainment Corp.(b)
05/15/2031	7.250%	1,235,000	1,252,091
Six Flags Entertainment Corp./Theme Parks, Inc.(b)
05/01/2032	6.625%	673,000	679,171
Vail Resorts, Inc.(b)
05/15/2032	6.500%	362,000	366,631
Viking Cruises Ltd.(b)
02/15/2029	7.000%	650,000	652,031
07/15/2031	9.125%	298,000	318,623
Total			10,675,437
Life Insurance 6.8%
Corebridge Global Funding(b)
01/07/2028	4.900%	5,001,000	5,066,433
Guardian Life Global Funding(b)
12/10/2025	0.875%	5,000,000	4,890,705
Lincoln Financial Global Funding(b)
01/13/2030	5.300%	3,305,000	3,384,567
Met Tower Global Funding(b)
10/01/2027	4.000%	7,429,000	7,379,606
04/12/2029	5.250%	5,647,000	5,808,064
Metropolitan Life Global Funding I(b)
01/09/2030	4.900%	5,600,000	5,703,159
03/28/2033	5.150%	1,943,000	1,959,585
New York Life Global Funding(b)
10/01/2027	3.900%	14,190,000	14,098,585
12/05/2029	4.600%	4,711,000	4,762,743
New York Life Insurance Co.(b)
Subordinated
05/15/2050	3.750%	3,948,000	2,859,007
Pacific Life Global Funding II(b)
04/14/2026	1.375%	10,139,000	9,864,225
Principal Life Global Funding II(b)
11/27/2029	4.950%	35,728,000	36,272,280
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	2,765,000	2,458,685
05/15/2050	3.300%	8,606,000	5,742,003
Voya Financial, Inc.
06/15/2026	3.650%	9,490,000	9,395,559
Total			119,645,206
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(b)
05/01/2025	5.375%	310,000	309,994
04/01/2032	6.125%	623,000	632,302
Hilton Grand Vacations Borrower Escrow LLC(b)
07/01/2031	4.875%	803,000	698,625
01/15/2032	6.625%	577,000	566,500
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marriott Ownership Resorts, Inc.(b)
06/15/2029	4.500%	136,000	123,812
Total			2,331,233
Media and Entertainment 1.1%
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	985,000	817,351
09/15/2028	9.000%	688,000	713,198
06/01/2029	7.500%	433,000	354,796
04/01/2030	7.875%	579,000	579,583
iHeartCommunications, Inc.(b)
05/01/2029	9.125%	282,113	217,598
05/01/2030	10.875%	166,000	69,724
Mav Acquisition Corp.(b)
08/01/2029	8.000%	399,000	395,472
McGraw-Hill Education, Inc.(b)
09/01/2031	7.375%	530,000	541,698
Outfront Media Capital LLC/Corp.(b)
01/15/2029	4.250%	216,000	201,180
03/15/2030	4.625%	721,000	667,821
02/15/2031	7.375%	136,000	142,618
Playtika Holding Corp.(b)
03/15/2029	4.250%	353,000	312,108
Roblox Corp.(b)
05/01/2030	3.875%	1,051,000	971,887
Snap, Inc.(b)
03/01/2033	6.875%	1,000,000	998,388
Univision Communications, Inc.(b)
08/15/2028	8.000%	715,000	695,238
05/01/2029	4.500%	263,000	225,803
Warnermedia Holdings, Inc.
03/15/2029	4.054%	2,047,000	1,914,255
03/15/2062	5.391%	15,277,000	10,396,808
Total			20,215,526
Metals and Mining 0.4%
Alcoa Nederland Holding BV(b)
03/15/2031	7.125%	247,000	254,441
Allegheny Technologies, Inc.
10/01/2029	4.875%	122,000	116,512
10/01/2031	5.125%	914,000	865,219
Cleveland-Cliffs, Inc.(b)
11/01/2029	6.875%	225,000	218,028
Constellium SE(b)
06/15/2028	5.625%	893,000	878,883
04/15/2029	3.750%	204,000	187,312
08/15/2032	6.375%	538,000	529,420
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudbay Minerals, Inc.(b)
04/01/2026	4.500%	364,000	357,106
04/01/2029	6.125%	427,000	425,552
Kaiser Aluminum Corp.(b)
03/01/2028	4.625%	420,000	404,418
06/01/2031	4.500%	1,036,000	930,636
Novelis Corp.(b)
11/15/2026	3.250%	370,000	359,127
01/30/2030	4.750%	986,000	915,704
08/15/2031	3.875%	367,000	316,683
Novelis, Inc.(b)
01/30/2030	6.875%	217,000	220,165
Total			6,979,206
Midstream 3.1%
Antero Midstream Partners LP/Finance Corp.(b)
02/01/2032	6.625%	456,000	460,538
CNX Midstream Partners LP(b)
04/15/2030	4.750%	1,544,000	1,422,692
Delek Logistics Partners LP/Finance Corp.(b)
03/15/2029	8.625%	1,361,000	1,398,459
DT Midstream, Inc.(b)
06/15/2029	4.125%	318,000	298,380
06/15/2031	4.375%	637,000	587,681
Enbridge, Inc.
04/05/2034	5.625%	3,591,000	3,638,818
Energy Transfer LP
05/15/2054	5.950%	7,045,000	6,392,052
09/01/2054	6.050%	4,590,000	4,192,493
Hess Midstream Operations LP(b)
03/01/2028	5.875%	211,000	211,357
02/15/2030	4.250%	705,000	661,641
10/15/2030	5.500%	173,000	168,983
ITT Holdings LLC(b)
08/01/2029	6.500%	84,000	76,792
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	5,946,000	5,143,396
09/01/2044	5.400%	3,929,000	3,549,577
Kinder Morgan, Inc.
02/15/2046	5.050%	1,600,000	1,365,482
MPLX LP
03/14/2052	4.950%	5,537,000	4,450,536
NuStar Logistics LP
06/01/2026	6.000%	687,000	687,056
04/28/2027	5.625%	647,000	644,851
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	3,473,000	2,771,319
Rockies Express Pipeline LLC(b)
03/15/2033	6.750%	656,000	667,572
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP(b)
05/01/2029	7.000%	529,000	543,878
05/01/2032	7.250%	498,000	515,928
07/01/2033	6.250%	513,000	512,480
Sunoco LP/Finance Corp.
04/15/2027	6.000%	316,000	314,788
TransMontaigne Partners LLC(b)
06/15/2030	8.500%	1,035,000	1,041,556
Venture Global Calcasieu Pass LLC(b)
08/15/2029	3.875%	740,000	678,801
08/15/2031	4.125%	1,076,000	967,794
11/01/2033	3.875%	595,000	501,773
Venture Global LNG, Inc.(b),(d),(h)
	9.000%	1,267,000	1,085,926
Venture Global LNG, Inc.(b)
06/01/2028	8.125%	200,000	198,730
02/01/2029	9.500%	239,000	247,644
01/15/2030	7.000%	386,000	363,700
06/01/2031	8.375%	515,000	496,450
02/01/2032	9.875%	496,000	504,422
Venture Global Plaquemines LNG LLC(b)
05/01/2033	7.500%	338,000	346,946
05/01/2035	7.750%	338,000	347,085
Western Gas Partners LP
03/01/2048	5.300%	3,255,000	2,619,737
Western Midstream Operating LP
01/15/2029	6.350%	4,324,000	4,494,378
Total			54,571,691
Natural Gas 2.3%
NiSource, Inc.
02/15/2031	1.700%	38,699,000	32,730,271
Southern California Gas Co.
09/01/2034	5.050%	7,969,000	7,887,710
Total			40,617,981
Oil Field Services 0.4%
Archrock Partners LP/Finance Corp.(b)
09/01/2032	6.625%	337,000	334,911
Kodiak Gas Services LLC(b)
02/15/2029	7.250%	906,000	920,718
Nabors Industries Ltd.(b)
01/15/2028	7.500%	590,000	469,199
Nabors Industries, Inc.(b)
01/31/2030	9.125%	1,063,000	964,582
08/15/2031	8.875%	1,036,000	702,272
Noble Finance II LLC(b)
04/15/2030	8.000%	397,000	377,851
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Aquila Ltd.(b)
09/30/2028	8.000%	439,492	433,463
Transocean Titan Financing Ltd.(b)
02/01/2028	8.375%	1,258,524	1,246,619
Transocean, Inc.(b)
05/15/2029	8.250%	179,000	144,547
05/15/2031	8.500%	489,000	380,364
USA Compression Partners LP/Finance Corp.(b)
03/15/2029	7.125%	676,000	682,378
Total			6,656,904
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%	215,000	186,708
Williams Scotsman International, Inc.(b)
08/15/2028	4.625%	250,000	240,576
Williams Scotsman, Inc.(b)
06/15/2029	6.625%	230,000	233,412
04/15/2030	6.625%	157,000	160,074
Total			820,770
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP/Corp.(b)
10/01/2025	5.250%	558,000	555,663
06/15/2029	4.750%	847,000	811,028
07/15/2031	7.000%	431,000	445,026
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
10/01/2028	5.875%	707,000	690,798
05/15/2029	4.875%	336,000	314,632
02/01/2030	7.000%	416,000	415,929
RHP Hotel Properties LP/Finance Corp.(b)
07/15/2028	7.250%	148,000	152,176
02/15/2029	4.500%	216,000	206,756
04/01/2032	6.500%	387,000	385,984
RLJ Lodging Trust LP(b)
07/01/2026	3.750%	222,000	217,831
09/15/2029	4.000%	275,000	248,369
Service Properties Trust
06/15/2029	8.375%	239,000	232,376
Service Properties Trust(b)
11/15/2031	8.625%	291,000	308,708
XHR LP(b)
05/15/2030	6.625%	175,000	172,600
Total			5,157,876
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(b)
09/01/2029	4.000%	1,539,000	1,336,588
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canpack SA/US LLC(b)
11/15/2029	3.875%	499,000	456,987
Clydesdale Acquisition Holdings, Inc.(b)
04/15/2030	8.750%	934,000	962,223
04/15/2032	6.750%	978,000	1,000,511
Trivium Packaging Finance BV(b)
08/15/2026	5.500%	189,000	187,040
08/15/2027	8.500%	423,000	418,338
Total			4,361,687
Pharmaceuticals 3.4%
1261229 BC Ltd.(b)
04/15/2032	10.000%	1,308,000	1,281,684
AbbVie, Inc.
11/21/2029	3.200%	17,515,000	16,691,874
Amgen, Inc.
03/02/2063	5.750%	11,349,000	10,812,701
Bausch Health Companies, Inc.(b)
06/01/2028	4.875%	161,000	130,641
09/30/2028	11.000%	183,000	172,073
Gilead Sciences, Inc.
03/01/2026	3.650%	3,900,000	3,879,223
Grifols Escrow Issuer SA(b)
10/15/2028	4.750%	1,547,000	1,440,286
Organon Finance 1 LLC(b)
04/30/2028	4.125%	444,000	418,813
04/30/2031	5.125%	402,000	337,245
Pfizer Investment Enterprises Pte., Ltd.
05/19/2063	5.340%	9,525,000	8,660,206
Roche Holdings, Inc.(b)
11/13/2030	5.489%	14,660,000	15,493,585
Total			59,318,331
Property & Casualty 0.7%
Alliant Holdings Intermediate LLC/Co-Issuer(b)
10/15/2027	6.750%	883,000	879,334
04/15/2028	6.750%	974,000	980,079
11/01/2029	5.875%	89,000	85,646
01/15/2031	7.000%	362,000	367,218
10/01/2031	6.500%	916,000	914,777
10/01/2032	7.375%	1,123,000	1,132,900
AmWINS Group, Inc.(b)
02/15/2029	6.375%	505,000	510,635
Ardonagh Finco Ltd.(b),(i)
02/15/2031	7.750%	664,000	678,941
Ardonagh Group Finance Ltd.(b)
02/15/2032	8.875%	805,000	820,841
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AssuredPartners, Inc.(b)
01/15/2029	5.625%	707,000	706,005
02/15/2032	7.500%	58,000	61,702
BroadStreet Partners, Inc.(b)
04/15/2029	5.875%	1,340,000	1,293,974
HUB International Ltd.(b)
12/01/2029	5.625%	659,000	645,125
01/31/2032	7.375%	348,000	358,546
HUB International, Ltd.(b)
06/15/2030	7.250%	1,752,000	1,817,105
Panther Escrow Issuer LLC(b)
06/01/2031	7.125%	888,000	911,439
Ryan Specialty LLC(b)
08/01/2032	5.875%	197,000	194,927
Total			12,359,194
Railroads 1.5%
Canadian Pacific Railway Co.
12/02/2031	2.450%	10,363,000	9,009,287
Genesee & Wyoming, Inc.(b)
04/15/2032	6.250%	691,000	699,861
Norfolk Southern Corp.
08/01/2030	5.050%	13,375,000	13,737,649
11/01/2047	3.942%	3,192,000	2,472,187
Watco Cos LLC/Finance Corp.(b)
08/01/2032	7.125%	937,000	936,174
Total			26,855,158
Restaurants 0.9%
1011778 BC ULC/New Red Finance, Inc.(b)
06/15/2029	6.125%	390,000	396,815
09/15/2029	5.625%	425,000	424,114
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2030	6.750%	818,000	714,533
McDonald’s Corp.
05/15/2030	4.600%	14,050,000	14,146,831
Yum! Brands, Inc.
04/01/2032	5.375%	558,000	548,894
Total			16,231,187
Retailers 1.6%
Amazon.com, Inc.
05/12/2051	3.100%	3,612,000	2,434,922
Asbury Automotive Group, Inc.(b)
11/15/2029	4.625%	142,000	133,694
Belron UK Finance PLC(b)
10/15/2029	5.750%	282,000	281,397
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Group 1 Automotive, Inc.(b)
01/15/2030	6.375%	395,000	399,832
Hanesbrands, Inc.(b)
02/15/2031	9.000%	485,000	502,834
L Brands, Inc.
06/15/2029	7.500%	113,000	115,893
11/01/2035	6.875%	227,000	228,186
L Brands, Inc.(b)
10/01/2030	6.625%	498,000	507,056
LCM Investments Holdings II LLC(b)
05/01/2029	4.875%	273,000	258,105
08/01/2031	8.250%	668,000	699,538
Lithia Motors, Inc.(b)
06/01/2029	3.875%	287,000	266,474
01/15/2031	4.375%	255,000	234,203
Lowe’s Companies, Inc.
04/01/2052	4.250%	10,674,000	8,131,895
04/01/2062	4.450%	3,481,000	2,642,364
PetSmart, Inc./Finance Corp.(b)
02/15/2028	4.750%	829,000	791,374
02/15/2029	7.750%	540,000	503,622
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	173,000	159,812
Walmart, Inc.
04/28/2035	4.900%	8,017,000	8,118,482
Wolverine World Wide, Inc.(b)
08/15/2029	4.000%	1,211,000	1,008,717
Total			27,418,400
Supermarkets 0.5%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	3.250%	223,000	218,817
Kroger Co. (The)
09/15/2064	5.650%	9,244,000	8,563,575
Total			8,782,392
Technology 7.6%
Alphabet, Inc.(j)
05/15/2065	5.300%	2,622,000	2,579,170
Amentum Escrow Corp.(b)
08/01/2032	7.250%	806,000	820,009
Apple, Inc.
02/08/2051	2.650%	5,049,000	3,116,347
Block, Inc.
06/01/2026	2.750%	103,000	100,525
06/01/2031	3.500%	217,000	193,877
Block, Inc.(b)
05/15/2032	6.500%	1,160,000	1,186,325
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.
04/15/2028	4.800%	6,939,000	7,042,831
Broadcom, Inc.(b)
11/15/2036	3.187%	18,330,000	14,975,513
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(b)
06/15/2029	8.000%	782,000	688,699
Central Parent, Inc./CDK Global, Inc.(b)
06/15/2029	7.250%	617,000	530,323
Clarivate Science Holdings Corp.(b)
07/01/2028	3.875%	258,000	243,638
07/01/2029	4.875%	1,102,000	1,002,861
Cloud Software Group, Inc.(b)
09/30/2029	9.000%	1,507,000	1,519,495
06/30/2032	8.250%	1,403,000	1,464,349
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%	1,900,000	1,641,841
Ellucian Holdings, Inc.(b)
12/01/2029	6.500%	260,000	260,501
Entegris Escrow Corp.(b)
04/15/2029	4.750%	180,000	175,372
06/15/2030	5.950%	633,000	630,186
Foundry JV Holdco LLC(b)
01/25/2033	5.900%	11,694,000	11,931,255
Gen Digital, Inc.(b)
04/01/2033	6.250%	464,000	462,901
GTCR W-2 Merger Sub LLC(b)
01/15/2031	7.500%	1,050,000	1,107,292
HealthEquity, Inc.(b)
10/01/2029	4.500%	713,000	673,630
Helios Software Holdings, Inc.(b)
05/01/2028	4.625%	476,000	429,143
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(b)
05/01/2029	8.750%	1,170,000	1,134,657
Intel Corp.
03/25/2050	4.750%	4,122,000	3,229,749
08/12/2051	3.050%	10,225,000	5,853,386
International Business Machines Corp.
02/10/2028	4.650%	9,525,000	9,639,182
05/15/2029	3.500%	16,635,000	16,099,607
ION Trading Technologies Sarl(b)
05/15/2028	5.750%	221,000	198,784
05/30/2029	9.500%	1,112,000	1,083,195
Iron Mountain, Inc.(b)
07/15/2030	5.250%	876,000	851,140
01/15/2033	6.250%	293,000	292,380
Microchip Technology, Inc.
02/15/2030	5.050%	10,446,000	10,412,364
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	1,550,000	1,482,293
NCR Atleos Escrow Corp.(b)
04/01/2029	9.500%	705,000	759,167
NCR Corp.(b)
10/01/2028	5.000%	477,000	462,138
04/15/2029	5.125%	138,000	132,909
Neptune Bidco US, Inc.(b)
04/15/2029	9.290%	1,396,000	1,241,854
NXP BV/Funding LLC/USA, Inc.
05/11/2031	2.500%	15,995,000	13,792,458
Oracle Corp.
02/06/2053	5.550%	2,233,000	2,034,191
03/25/2061	4.100%	10,415,000	7,286,002
Picard Midco, Inc.(b)
03/31/2029	6.500%	1,121,000	1,121,738
Seagate HDD
12/15/2029	8.250%	275,000	294,932
Sensata Technologies, Inc.(b)
07/15/2032	6.625%	397,000	393,445
Shift4 Payments LLC/Finance Sub, Inc.(b)
11/01/2026	4.625%	912,000	900,027
08/15/2032	6.750%	310,000	314,418
SS&C Technologies, Inc.(b)
06/01/2032	6.500%	344,000	349,238
UKG, Inc.(b)
02/01/2031	6.875%	1,004,000	1,033,674
WEX, Inc.(b)
03/15/2033	6.500%	673,000	654,723
ZoomInfo Technologies LLC/Finance Corp.(b)
02/01/2029	3.875%	441,000	405,203
Total			134,228,937
Transportation Services 1.5%
Avis Budget Car Rental LLC/Finance, Inc.(b)
01/15/2030	8.250%	348,000	347,183
02/15/2031	8.000%	923,000	914,694
ERAC USA Finance LLC(b)
05/01/2028	4.600%	20,535,000	20,695,601
FedEx Corp.(b)
05/15/2050	5.250%	3,500,000	2,997,826
United Parcel Service, Inc.
05/22/2064	5.600%	2,070,000	1,963,131
Total			26,918,435
Wireless 1.9%
Altice France Holding SA(b)
02/15/2028	6.000%	363,000	111,995
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Altice France SA(b)
01/15/2028	5.500%	802,000	663,524
07/15/2029	5.125%	694,000	566,889
SBA Communications Corp.
02/15/2027	3.875%	277,000	271,275
02/01/2029	3.125%	110,000	101,889
T-Mobile US, Inc.
02/15/2029	2.625%	20,007,000	18,644,368
02/15/2031	2.875%	7,976,000	7,186,579
T-Mobile USA, Inc.
05/15/2032	5.125%	3,288,000	3,325,574
Vmed O2 UK Financing I PLC(b)
01/31/2031	4.250%	780,000	680,259
07/15/2031	4.750%	899,000	789,909
04/15/2032	7.750%	333,000	335,845
Total			32,678,106
Wirelines 2.4%
AT&T, Inc.
12/01/2033	2.550%	4,585,000	3,785,625
05/15/2035	4.500%	2,000,000	1,888,740
Fibercop SpA(b)
07/18/2036	7.200%	97,000	94,719
Frontier Communications Holdings LLC(b)
05/15/2030	8.750%	326,000	341,201
03/15/2031	8.625%	540,000	572,759
Iliad Holding SAS(b)
10/15/2028	7.000%	1,098,000	1,111,147
Iliad Holding SASU(b)
04/15/2031	8.500%	613,000	646,573
04/15/2032	7.000%	409,000	414,282
Optics Bidco SpA(b)
06/04/2038	7.721%	611,000	608,365
Verizon Communications, Inc.
03/21/2031	2.550%	35,595,000	31,693,834
Windstream Escrow LLC/Finance Corp.(b)
10/01/2031	8.250%	680,000	697,232
Total			41,854,477
Total Corporate Bonds & Notes (Cost $1,663,877,762)			1,617,120,694

Foreign Government Obligations(k) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(b)
05/01/2025	5.000%	393,000	392,985
06/01/2027	5.250%	251,000	247,993
11/15/2028	8.500%	172,000	181,137
02/15/2030	9.000%	451,000	483,069
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/2031	7.000%	266,000	275,165
Total			1,580,349
Total Foreign Government Obligations (Cost $1,534,384)			1,580,349

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(l),(m)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.549%	375,390	367,649
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(l),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.672%	246,779	241,473
Property & Casualty 0.0%
Truist Insurance Holdings LLC(l),(m)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	9.049%	211,830	210,983
Retailers 0.1%
Hanesbrands, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	7.072%	120,396	119,092
PetSmart LLC(l),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.172%	489,923	481,962
Total			601,054
Technology 0.1%
Ascend Learning LLC(l),(m)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.172%	115,669	113,320
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.322%	552,863	545,753
DCert Buyer, Inc.(l),(m)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.322%	119,000	97,580
Ellucian Holdings, Inc.(l),(m)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/22/2032	9.072%	634,000	633,207
UKG, Inc.(l),(m)
1st Lien Term Loan
1-month Term SOFR + 3.000% 02/10/2031	7.320%	185,969	185,235
Total			1,575,095
Total Senior Loans (Cost $3,041,408)			2,996,254

U.S. Treasury Obligations 1.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2043	4.375%	25,496,000	24,583,721
02/15/2053	3.625%	11,108,000	9,195,341
Total U.S. Treasury Obligations (Cost $33,611,543)			33,779,062

Money Market Funds 5.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.503%(n),(o)	87,753,642	87,727,316
Total Money Market Funds (Cost $87,718,860)		87,727,316
Total Investments in Securities (Cost: $1,790,861,426)		1,743,415,751
Other Assets & Liabilities, Net		21,515,586
Net Assets		1,764,931,337
At April 30, 2025, securities and/or cash totaling $3,110,179 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	796	06/2025	USD	92,833,500	1,379,081	—
U.S. Treasury 2-Year Note	1,305	06/2025	USD	271,633,712	2,769,196	—
U.S. Treasury Ultra 10-Year Note	108	06/2025	USD	12,391,313	—	(5,332)
Total					4,148,277	(5,332)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(411)	06/2025	USD	(46,121,906)	—	(447,823)
U.S. Treasury 5-Year Note	(1,729)	06/2025	USD	(188,798,696)	—	(3,855,189)
U.S. Treasury Ultra Bond	(341)	06/2025	USD	(41,271,656)	919,987	—
Total					919,987	(4,303,012)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to $512,083,495, which represents 29.01% of total net assets.

(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2025.

(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2025, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.

(f)	Represents a security in default.
(g)	Valuation based on significant unobservable inputs.
(h)	Perpetual security with no specified maturity date.
(i)	Represents a security purchased on a forward commitment basis.
(j)	Represents a security purchased on a when-issued basis.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)
The stated interest rate represents the weighted average interest rate at April 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Variable rate security. The interest rate shown was the current rate as of April 30, 2025.
(n)	The rate shown is the seven-day current annualized yield at April 30, 2025.
(o)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.503%
	27,000,486	927,131,075	(866,411,030)	6,785	87,727,316	(775)	4,094,253	87,753,642
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Financials	212,076	—	—	212,076
Total Common Stocks	212,076	—	—	212,076
Corporate Bonds & Notes	—	1,617,111,169	9,525	1,617,120,694
Foreign Government Obligations	—	1,580,349	—	1,580,349
Senior Loans	—	2,996,254	—	2,996,254
U.S. Treasury Obligations	—	33,779,062	—	33,779,062
Money Market Funds	87,727,316	—	—	87,727,316
Total Investments in Securities	87,939,392	1,655,466,834	9,525	1,743,415,751
Investments in Derivatives
Asset
Futures Contracts	5,068,264	—	—	5,068,264
Liability
Futures Contracts	(4,308,344)	—	—	(4,308,344)
Total	88,699,312	1,655,466,834	9,525	1,744,175,671
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2025

Statement of Assets and Liabilities
April 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,703,142,566)	$1,655,688,435
Affiliated issuers (cost $87,718,860)	87,727,316
Cash	15,899
Margin deposits on:
Futures contracts	3,110,179
Receivable for:
Investments sold	5,049,430
Investments sold on a delayed delivery basis	7,433,135
Capital shares sold	6,936,342
Dividends	207,979
Interest	20,294,492
Foreign tax reclaims	5,249
Variation margin for futures contracts	449,578
Expense reimbursement due from Investment Manager	2,574
Prepaid expenses	5,000
Deferred compensation of board members	205,455
Other assets	6,928
Total assets	1,787,137,991
Liabilities
Payable for:
Investments purchased	2,307,059
Investments purchased on a delayed delivery basis	10,406,118
Capital shares redeemed	1,485,163
Distributions to shareholders	6,964,702
Variation margin for futures contracts	560,394
Management services fees	23,682
Distribution and/or service fees	697
Transfer agent fees	148,367
Compensation of board members	1,796
Other expenses	55,279
Deferred compensation of board members	253,397
Total liabilities	22,206,654
Net assets applicable to outstanding capital stock	$1,764,931,337
Represented by
Paid in capital	2,009,402,583
Total distributable earnings (loss)	(244,471,246)
Total - representing net assets applicable to outstanding capital stock	$1,764,931,337
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2025

Statement of Assets and Liabilities (continued)
April 30, 2025
Class A
Net assets	$101,805,022
Shares outstanding	11,213,952
Net asset value per share	$9.08
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.53
Institutional Class
Net assets	$833,260,762
Shares outstanding	91,783,191
Net asset value per share	$9.08
Institutional 2 Class
Net assets	$94,403,881
Shares outstanding	10,412,143
Net asset value per share	$9.07
Institutional 3 Class
Net assets	$718,934,579
Shares outstanding	79,237,890
Net asset value per share	$9.07
Class S
Net assets	$16,527,093
Shares outstanding	1,820,370
Net asset value per share	$9.08
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2025

Statement of Operations
Year Ended April 30, 2025

Net investment income
Income:
Dividends — affiliated issuers	$4,094,253
Interest	87,261,110
Interfund lending	1,563
Total income	91,356,926
Expenses:
Management services fees	8,813,831
Distribution and/or service fees
Class A	259,230
Transfer agent fees
Class A	173,392
Advisor Class	81,302
Institutional Class	1,341,668
Institutional 2 Class	48,605
Institutional 3 Class	38,418
Class S	15,650
Custodian fees	14,683
Printing and postage fees	99,152
Registration fees	114,295
Accounting services fees	31,590
Legal fees	36,366
Compensation of chief compliance officer	320
Compensation of board members	30,047
Deferred compensation of board members	7,708
Other	46,753
Total expenses	11,153,010
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,251,041)
Fees waived by transfer agent
Institutional 2 Class	(17,106)
Institutional 3 Class	(38,418)
Expense reduction	(627)
Total net expenses	9,845,818
Net investment income	81,511,108
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(20,051,377)
Investments — affiliated issuers	(775)
Futures contracts	(5,519,547)
Net realized loss	(25,571,699)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	64,794,414
Investments — affiliated issuers	6,785
Futures contracts	(1,576,449)
Net change in unrealized appreciation (depreciation)	63,224,750
Net realized and unrealized gain	37,653,051
Net increase in net assets resulting from operations	$119,164,159
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2025

Statement of Changes in Net Assets

	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations
Net investment income	$81,511,108	$72,153,021
Net realized loss	(25,571,699)	(55,065,153)
Net change in unrealized appreciation (depreciation)	63,224,750	21,859,021
Net increase in net assets resulting from operations	119,164,159	38,946,889
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,373,545)	(3,853,822)
Advisor Class	(2,071,048)	(4,940,345)
Class C	—	(171,459)
Institutional Class	(35,969,075)	(27,565,927)
Institutional 2 Class	(4,019,740)	(3,212,608)
Institutional 3 Class	(34,668,568)	(32,272,253)
Class S	(444,018)	—
Total distributions to shareholders	(81,545,994)	(72,016,414)
Increase in net assets from capital stock activity	96,579,190	36,313,525
Total increase in net assets	134,197,355	3,244,000
Net assets at beginning of year	1,630,733,982	1,627,489,982
Net assets at end of year	$1,764,931,337	$1,630,733,982
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	April 30, 2025		April 30, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,639,404	15,011,722	3,235,852	28,775,466
Distributions reinvested	457,848	4,182,523	409,648	3,640,986
Shares redeemed	(2,390,453)	(21,803,997)	(2,432,517)	(21,604,975)
Net increase (decrease)	(293,201)	(2,609,752)	1,212,983	10,811,477
Advisor Class
Shares sold	1,280,037	11,773,386	5,611,423	49,947,248
Distributions reinvested	136,214	1,244,705	413,673	3,663,424
Shares redeemed	(10,867,464)	(98,957,313)	(9,404,248)	(84,476,754)
Net decrease	(9,451,213)	(85,939,222)	(3,379,152)	(30,866,082)
Class C
Shares sold	—	—	376,545	3,352,610
Distributions reinvested	—	—	17,946	159,564
Shares redeemed	—	—	(812,985)	(7,188,674)
Net decrease	—	—	(418,494)	(3,676,500)
Institutional Class
Shares sold	40,578,929	373,160,506	33,062,264	294,187,622
Distributions reinvested	3,689,125	33,701,372	2,816,298	25,048,038
Shares redeemed	(33,620,087)	(306,825,064)	(18,526,481)	(164,339,933)
Net increase	10,647,967	100,036,814	17,352,081	154,895,727
Institutional 2 Class
Shares sold	3,392,297	31,073,647	1,783,164	15,687,234
Distributions reinvested	439,177	4,006,466	361,562	3,210,231
Shares redeemed	(2,016,183)	(18,379,202)	(1,601,744)	(14,156,851)
Net increase	1,815,291	16,700,911	542,982	4,740,614
Institutional 3 Class
Shares sold	31,417,963	287,147,373	28,948,104	254,351,858
Distributions reinvested	2,800,433	25,559,923	3,088,131	27,409,472
Shares redeemed	(28,746,707)	(261,316,589)	(42,846,570)	(381,353,041)
Net increase (decrease)	5,471,689	51,390,707	(10,810,335)	(99,591,711)
Class S
Shares sold	2,089,535	19,458,039	—	—
Distributions reinvested	48,663	443,947	—	—
Shares redeemed	(317,828)	(2,902,254)	—	—
Net increase	1,820,370	16,999,732	—	—
Total net increase	10,010,903	96,579,190	4,500,065	36,313,525
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2025

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Columbia Corporate Income Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 4/30/2025	$8.84	0.38	0.24	0.62	(0.38)	—	(0.38)
Year Ended 4/30/2024	$9.05	0.36	(0.21)	0.15	(0.36)	—	(0.36)
Year Ended 4/30/2023	$9.22	0.29	(0.16)	0.13	(0.30)	—	(0.30)
Year Ended 4/30/2022	$10.77	0.21	(1.32)	(1.11)	(0.22)	(0.22)	(0.44)
Year Ended 4/30/2021	$10.87	0.23	0.38	0.61	(0.24)	(0.47)	(0.71)
Institutional Class
Year Ended 4/30/2025	$8.84	0.41	0.24	0.65	(0.41)	—	(0.41)
Year Ended 4/30/2024	$9.05	0.38	(0.21)	0.17	(0.38)	—	(0.38)
Year Ended 4/30/2023	$9.22	0.32	(0.17)	0.15	(0.32)	—	(0.32)
Year Ended 4/30/2022	$10.77	0.24	(1.33)	(1.09)	(0.24)	(0.22)	(0.46)
Year Ended 4/30/2021	$10.87	0.26	0.37	0.63	(0.26)	(0.47)	(0.73)
Institutional 2 Class
Year Ended 4/30/2025	$8.83	0.42	0.24	0.66	(0.42)	—	(0.42)
Year Ended 4/30/2024	$9.04	0.39	(0.21)	0.18	(0.39)	—	(0.39)
Year Ended 4/30/2023	$9.21	0.33	(0.17)	0.16	(0.33)	—	(0.33)
Year Ended 4/30/2022	$10.76	0.25	(1.32)	(1.07)	(0.26)	(0.22)	(0.48)
Year Ended 4/30/2021	$10.85	0.27	0.38	0.65	(0.27)	(0.47)	(0.74)
Institutional 3 Class
Year Ended 4/30/2025	$8.84	0.42	0.23	0.65	(0.42)	—	(0.42)
Year Ended 4/30/2024	$9.04	0.40	(0.20)	0.20	(0.40)	—	(0.40)
Year Ended 4/30/2023	$9.22	0.33	(0.18)	0.15	(0.33)	—	(0.33)
Year Ended 4/30/2022	$10.77	0.25	(1.32)	(1.07)	(0.26)	(0.22)	(0.48)
Year Ended 4/30/2021	$10.86	0.28	0.38	0.66	(0.28)	(0.47)	(0.75)
Class S
Year Ended 4/30/2025(d)	$9.40	0.24	(0.32)(e)	(0.08)	(0.24)	—	(0.24)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 4/30/2025	$9.08	7.12%	0.93%	0.86% (c)	4.21%	90%	$101,805
Year Ended 4/30/2024	$8.84	1.72%	0.96%	0.86% (c)	4.05%	118%	$101,765
Year Ended 4/30/2023	$9.05	1.51%	0.94%	0.87% (c)	3.31%	79%	$93,141
Year Ended 4/30/2022	$9.22	(10.79% )	0.92%	0.87% (c)	2.03%	80%	$107,905
Year Ended 4/30/2021	$10.77	5.47%	0.93%	0.88% (c)	2.10%	74%	$88,537
Institutional Class
Year Ended 4/30/2025	$9.08	7.39%	0.68%	0.61% (c)	4.46%	90%	$833,261
Year Ended 4/30/2024	$8.84	1.97%	0.71%	0.61% (c)	4.31%	118%	$717,563
Year Ended 4/30/2023	$9.05	1.76%	0.70%	0.62% (c)	3.62%	79%	$577,092
Year Ended 4/30/2022	$9.22	(10.57% )	0.67%	0.62% (c)	2.24%	80%	$380,743
Year Ended 4/30/2021	$10.77	5.73%	0.68%	0.63% (c)	2.36%	74%	$431,331
Institutional 2 Class
Year Ended 4/30/2025	$9.07	7.53%	0.57%	0.48%	4.60%	90%	$94,404
Year Ended 4/30/2024	$8.83	2.10%	0.57%	0.49%	4.42%	118%	$75,929
Year Ended 4/30/2023	$9.04	1.86%	0.57%	0.52%	3.74%	79%	$72,771
Year Ended 4/30/2022	$9.21	(10.49% )	0.56%	0.52%	2.34%	80%	$51,119
Year Ended 4/30/2021	$10.76	5.94%	0.58%	0.53%	2.45%	74%	$49,251
Institutional 3 Class
Year Ended 4/30/2025	$9.07	7.45%	0.52%	0.44%	4.63%	90%	$718,935
Year Ended 4/30/2024	$8.84	2.26%	0.52%	0.44%	4.47%	118%	$652,013
Year Ended 4/30/2023	$9.04	1.80%	0.52%	0.47%	3.71%	79%	$764,790
Year Ended 4/30/2022	$9.22	(10.43% )	0.51%	0.47%	2.39%	80%	$864,900
Year Ended 4/30/2021	$10.77	5.99%	0.52%	0.47%	2.49%	74%	$875,524
Class S
Year Ended 4/30/2025 (d)	$9.08	(0.88% )	0.68%	0.61%	4.58%	90%	$16,527
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2025

Notes to Financial Statements
April 30, 2025
Note 1. Organization
Columbia Corporate Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to other expenses on the Statement of Operations. All fee waivers and expense reimbursements by Columbia Management Investment Advisers, LLC and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.

Columbia Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains
Columbia Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate

Columbia Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	5,068,264 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	4,308,344 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended April 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(5,519,547)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,576,449)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended April 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	405,728,858
Futures contracts — short	315,128,281
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Columbia Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended April 30, 2025 was 0.49% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.

Columbia Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective September 1, 2024 through August 31, 2025, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.03% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class. Prior to September 1, 2024, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the year ended April 30, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.17
Advisor Class	0.10 (a)
Institutional Class	0.17
Institutional 2 Class	0.04
Institutional 3 Class	0.00
Class S	0.16 (b)

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended April 30, 2025, these minimum account balance fees reduced total expenses of the Fund by $627.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended April 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	112,130

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2024 through August 31, 2025 (%)	Prior to September 1, 2024 (%)
Class A	0.88	0.87
Institutional Class	0.63	0.62
Institutional 2 Class	0.48	0.47
Institutional 3 Class	0.45	0.42
Class S	0.63	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective September 1, 2024 through August 31, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.03% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Reflected in the contractual cap commitment, prior to September 1, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Columbia Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation and distributions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
39,981	(39,980)	(1)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended April 30, 2025			Year Ended April 30, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
81,545,994	—	81,545,994	72,016,414	—	72,016,414
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At April 30, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
7,197,799	—	(192,385,433)	(52,065,513)
At April 30, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,796,241,184	12,213,488	(64,279,001)	(52,065,513)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended April 30, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(40,285,729)	(152,099,704)	(192,385,433)	—
Columbia Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,552,869,635 and $1,535,874,593, respectively, for the year ended April 30, 2025, of which $0 and $11,547,479, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended April 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,816,667	5.10	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in

Columbia Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended April 30, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Columbia Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At April 30, 2025, affiliated shareholders of record owned 61.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Corporate Income Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Corporate Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Corporate Income Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
June 18, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Corporate Income Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended April 30, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Section 163(j) Interest Dividends
99.78%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.

Columbia Corporate Income Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Corporate Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN136_04_R01_(06/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	June 18, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	June 18, 2025